GOODWILL (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill		$ 0	$ 37,797,301	$ 4,918,823
Goodwill, Impairment Loss		37,911,601	5,850,772
Consumer package goods
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 14,143,983		$ 5,850,722
Retail and biomass
Goodwill [Line Items]
Goodwill, Impairment Loss		$ 23,767,618